Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following Pay Versus Performance table sets forth information for the Company's Principal Executive Officer ("PEO"), Douglas R. Jamieson for the years ended December 31, 2024 and 2023 as required by Item 402 of SEC Regulation S-K.

Pay Versus Performance Table
Year	Summary Compensation table total for PEO ($)	Compensation actually paid to PEO ($)(1)	Average summary compensation table total for non-PEO NEOs ($)	Average compensation actually paid to non-PEO NEOs ($)(1)	Value of initial fixed $100 investment based on Total Shareholder Return ($)	Net income ($ in thousands)
2024	1,837,919	1,902,741	514,836	529,562	87.16	44,328
2023	1,440,138	1,064,446	450,399	401,614	85.53	37,451

In 2024 and 2023, Douglas R. Jamieson was our Principal Executive Officer. In 2024 and 2023, our Non-PEO Named Executive Officers ("NEOs") consisted of Peter D. Goldstein, Senior Vice President, Chief Legal Officer, and Secretary, and Ian J. McAdams, Chief Financial Officer.

The Compensation Committee believes the PEO's base salary reflects the value of the executive position and attributes the PEO brings to the Company, including tenure, experience, skill level and performance. No specific weights have been assigned to those factors. The Compensation Committee periodically reviews the salaries of the NEOs and adjusts them as needed to maintain market positioning and consistency with other similarly-situated executive officers and their evolving responsibilities.

Bonus payments are not tied to any financial performance measure and are discretionary based on the evaluation of each individual's performance, change in responsibilities and their potential to contribute to the success of the Company.

PEO Total Compensation Amount	$ 1,837,919	$ 1,440,138
PEO Actually Paid Compensation Amount	$ 1,902,741	1,064,446
Adjustment To PEO Compensation, Footnote

(1) Compensation Actually Paid was calculated beginning with each individual's total compensation reported in the Summary Compensation Table, and the following amounts were deducted from and added to such amounts:

	PEO		Non-PEO Named Executive Officer Average
	2024	2023	2024	2023
Summary Compensation Table	1,837,919	1,440,138	514,836	450,399
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for applicable year	(342,800)	(475,320)	(111,410)	(128,733)
Increase based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable year end	363,600	428,520	118,170	116,058
Increase/deduction for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	54,870	(262,504)	8,757	(36,110)
Increase/deduction for awards granted during the prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(10,848)	(66,388)	(791)	-
Deduction for awards granted during a prior fiscal year that were forfeited during the applicable fiscal year, determined based on the ASC 718 fair value from prior fiscal year end	-	-	-	-
Compensation Actually Paid	1,902,741	1,064,446	529,562	401,614

All information provided above under the "Pay Versus Performance" heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Non-PEO NEO Average Total Compensation Amount	$ 514,836	450,399
Non-PEO NEO Average Compensation Actually Paid Amount	529,562	401,614
Total Shareholder Return Amount	87.16	85.53
Net Income (Loss)	44,328,000	37,451,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,800)	(475,320)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,600	428,520
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,870	(262,504)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,848)	(66,388)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,410)	(128,733)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,170	116,058
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,757	(36,110)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0